General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of general and administrative expense [text block] [Abstract]
Schedule of general and administrative expenses
	2020	2019	2018
	USD	USD	USD

Employee costs and related benefits	2,001,934	1,471,974	1,178,919
Consultancy expenses	2,501,525	535,275	337,491
Professional liability insurance	639,345	-	-
Board fees and expenses	354,169	-	-
Rent on low value and short-term leases	177,850	10,346	22,325
Advertisement and subscriptions	211,704	131,494	116,495
Travel and related expenses	154,336	52,506	11,515
License costs	89,552	18,502	19,249
Communication expenses	49,105	35,465	19,773
Recruitment expenses	12,924	1,360	33,362
Printing and stationery	21,367	25,954	22,713
Other expenses	243,073	326,108	267,418

	6,456,884	2,608,984	2,029,260